Expense Example {- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - NF_01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Retail Class 2-PRO-01 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund
Sep. 20, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530